Operating Segments Information - Noncurrent Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Total	$ 10,597	$ 10,140
United States
Disclosure of geographical areas [line items]
Total	3,608	3,575
Germany
Disclosure of geographical areas [line items]
Total	2,137	2,289
Singapore
Disclosure of geographical areas [line items]
Total	4,364	3,975
Other
Disclosure of geographical areas [line items]
Total	$ 488	$ 301